STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 2.2%
Adient	102,450	[a]	3,308,111
Dana	157,589	[a]	3,050,923
Fox Factory Holding	45,627	[a,b]	5,458,814
Gentex	266,801		8,817,773
Harley-Davidson	166,735	[b]	6,684,406
Lear	59,864		9,025,097
The Goodyear Tire & Rubber Company	253,713	[a]	2,676,672
Thor Industries	60,241	[b]	7,289,763
Visteon	30,401	[a]	3,875,519
			50,187,078
Banks - 7.3%
Associated Banc-Corp	169,635		3,043,252
BancorpSouth Bank	104,993		2,903,056
Bank of Hawaii	43,710	[b]	3,417,685
Bank OZK	132,071		4,907,758
Cathay General Bancorp	81,494		2,756,127
CIT Group	107,609		3,970,772
Commerce Bancshares	114,714	[b]	7,668,631
Cullen/Frost Bankers	60,804		5,608,561
East West Bancorp	154,152		9,239,871
Essent Group	122,166		5,110,204
F.N.B.	352,059		3,471,302
First Financial Bankshares	154,511	[b]	5,852,877
First Horizon	603,942		8,388,754
Fulton Financial	178,758		2,395,357
Glacier Bancorp	104,313		4,866,201
Hancock Whitney	94,275		3,218,549
Home BancShares	165,767		3,514,260
International Bancshares	61,357		2,319,908
MGIC Investment	370,063		4,337,138
New York Community Bancorp	504,133		5,273,231
PacWest Bancorp	127,479		3,848,591
Pinnacle Financial Partners	82,455		5,650,641
Prosperity Bancshares	100,685		6,790,196
Signature Bank	58,334		9,636,193
Sterling Bancorp	212,249		3,918,117
Synovus Financial	161,695		6,015,054
TCF Financial	165,852		6,445,009
Texas Capital Bancshares	55,062	[a]	3,315,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 7.3% (continued)
Trustmark	69,709		1,914,906
UMB Financial	47,797		3,392,153
Umpqua Holdings	238,778		3,464,669
United Bankshares	141,840	[b]	4,490,654
Valley National Bancorp	441,344	[b]	4,506,122
Washington Federal	83,463		2,185,061
Webster Financial	98,583		4,608,755
Wintrust Financial	62,938		3,788,238
			166,233,687
Capital Goods - 12.8%
Acuity Brands	40,589	[b]	4,880,421
AECOM	164,109	[a]	8,221,861
AGCO	66,831		7,411,558
Axon Enterprise	69,650	[a]	11,433,744
Builders FirstSource	223,314	[a]	8,541,761
Carlisle	58,108		8,421,592
Colfax	109,993	[a,b]	4,082,940
Crane	53,954		4,083,239
Curtiss-Wright	45,750		4,748,393
Donaldson	137,409		8,167,591
Dycom Industries	35,213	[a]	2,857,183
EMCOR Group	59,697		5,271,245
EnerSys	46,506		3,824,188
Fluor	137,827	[a]	2,383,029
GATX	38,696	[b]	3,590,989
Generac Holdings	68,510	[a]	16,882,234
Graco	182,564		12,585,962
Hexcel	91,258	[a,b]	3,984,324
Hubbell	59,424		9,246,374
ITT	94,007		7,023,263
Kennametal	92,093		3,488,483
Lennox International	38,186		10,519,861
Lincoln Electric Holdings	64,716		7,409,982
MasTec	61,677	[a,b]	4,758,381
Mercury Systems	61,742	[a]	4,387,387
MSC Industrial Direct, Cl. A	49,970		3,876,173
Nordson	59,155		10,588,153
nVent Electric	185,834		4,158,965
Oshkosh	74,184		6,794,513
Owens Corning	117,846		9,144,850
Regal Beloit	44,122		5,536,429
Simpson Manufacturing	47,457		4,366,044
Sunrun	170,023	[a]	11,777,493
Terex	75,377	[a]	2,695,482

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 12.8% (continued)
The Middleby	60,535	[a]	8,215,810
The Timken Company	74,204		5,614,275
The Toro Company	117,606		11,084,365
Trex	126,918	[a,b]	11,647,265
Trinity Industries	93,153	[b]	2,590,585
Univar Solutions	187,085	[a]	3,477,910
Valmont Industries	23,229		4,481,339
Watsco	35,735	[b]	8,522,440
Woodward	63,539		7,113,191
			289,891,267
Commercial & Professional Services - 3.0%
ASGN	57,834	[a]	4,795,017
Clean Harbors	55,535	[a]	4,301,741
CoreLogic	84,583		6,368,254
FTI Consulting	38,962	[a]	4,284,651
Healthcare Services Group	80,882	[b]	2,622,194
Herman Miller	64,042		2,193,439
HNI	46,840		1,511,058
IAA	146,370	[a]	8,363,582
Insperity	38,891		3,052,555
KAR Auction Services	140,499	[a,b]	2,593,612
ManpowerGroup	62,536		5,530,684
MSA Safety	39,393	[b]	6,150,035
Stericycle	99,583	[a]	6,520,695
Tetra Tech	58,515		7,113,669
The Brink's Company	53,972		3,677,112
			69,078,298
Consumer Durables & Apparel - 4.0%
Brunswick	85,246		7,370,369
Capri Holdings	164,910	[a]	6,870,151
Carter's	47,701	[a]	4,199,596
Columbia Sportswear	33,435	[a,b]	2,924,225
Deckers Outdoor	30,575	[a]	8,927,289
Helen of Troy	27,578	[a,b]	6,735,927
KB Home	96,157		4,003,977
Mattel	378,593	[a]	6,860,105
Polaris	63,107		7,362,694
Skechers USA, CI. A	147,308	[a]	5,079,180
Taylor Morrison Home	141,915	[a]	3,686,952
Tempur Sealy International	208,597	[a]	5,506,961
Toll Brothers	124,888		6,381,777
TopBuild	36,160	[a,b]	7,230,192
TRI Pointe Group	137,715	[a,b]	2,781,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 4.0% (continued)
YETI Holdings	82,065	[a]	5,401,518
			91,322,756
Consumer Services - 5.2%
Adtalem Global Education	57,268	[a]	2,209,972
Boyd Gaming	87,726	[a]	3,961,706
Caesars Entertainment	227,056	[a]	15,982,472
Choice Hotels International	31,445	[a,b]	3,164,625
Churchill Downs	38,641	[b]	7,243,255
Cracker Barrel Old Country Store	25,883	[a]	3,502,229
Graham Holdings, Cl. B	4,390		2,494,003
Grand Canyon Education	51,624	[a]	4,384,943
H&R Block	202,753		3,493,434
Jack in the Box	25,041		2,357,360
Marriott Vacations Worldwide	44,634	[a]	5,479,270
Papa John's International	36,189	[b]	3,701,411
Penn National Gaming	160,869	[a,b]	16,685,333
Scientific Games	61,065	[a]	2,394,969
Service Corp. International	188,102		9,485,984
Six Flags Entertainment	83,504	[a]	2,855,837
Strategic Education	26,498		2,341,628
Texas Roadhouse	70,985	[a]	5,409,767
The Wendy's Company	195,768		3,993,667
Wingstop	32,446		4,868,522
WW International	50,565	[a,b]	1,343,006
Wyndham Destinations	93,818		4,150,508
Wyndham Hotels & Resorts	101,298		5,892,505
			117,396,406
Diversified Financials - 3.5%
Affiliated Managers Group	49,303	[b]	5,432,698
Eaton Vance	124,311		8,346,241
Evercore, Cl. A	44,419		4,846,113
FactSet Research Systems	41,398		12,516,271
Federated Hermes	104,269		2,815,263
FirstCash	45,813		2,697,469
Interactive Brokers Group, Cl. A	87,801		5,372,543
Janus Henderson Group	161,630		4,971,739
Jefferies Financial Group	224,840		5,250,014
LendingTree	11,969	[a,b]	3,896,149
Navient	207,254		2,332,644
PROG Holdings	73,749		3,479,478
SEI Investments	130,540		6,899,039
SLM	407,873		5,661,277
Stifel Financial	111,976		5,802,596
			80,319,534

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 1.1%
Antero Midstream	315,264		2,553,638
ChampionX	202,679	[a]	3,098,962
Cimarex Energy	111,452		4,701,045
CNX Resources	247,699	[a]	3,138,346
EQT	301,203	[a]	4,912,621
Equitrans Midstream	443,330		2,948,145
Murphy Oil	158,682		1,962,896
World Fuel Services	70,729		2,163,600
			25,479,253
Food & Staples Retailing - .9%
BJ's Wholesale Club Holdings	149,304	[a,b]	6,281,219
Casey's General Stores	40,198	[b]	7,536,321
Grocery Outlet Holding	93,491	[a,b]	3,991,131
Sprouts Farmers Market	130,164	[a,b]	2,948,215
			20,756,886
Food, Beverage & Tobacco - 2.3%
Darling Ingredients	177,646	[a]	11,015,828
Flowers Foods	215,062		4,937,824
Ingredion	72,812		5,495,122
Lancaster Colony	21,337		3,725,013
Pilgrim's Pride	52,915	[a]	1,025,493
Post Holdings	66,632	[a]	6,320,045
Sanderson Farms	21,523		2,931,217
The Boston Beer Company, Cl. A	9,952	[a]	9,124,889
The Hain Celestial Group	90,037	[a]	3,744,189
Tootsie Roll Industries	19,829	[b]	784,832
TreeHouse Foods	62,356	[a,b]	2,633,294
			51,737,746
Health Care Equipment & Services - 6.7%
Acadia Healthcare	97,278	[a,b]	4,930,049
Amedisys	35,958	[a]	10,331,093
Avanos Medical	52,737	[a,b]	2,388,986
Cantel Medical	41,570	[a]	3,282,783
Chemed	17,367		8,994,369
Encompass Health	108,247		8,703,059
Globus Medical, Cl. A	83,375	[a]	5,143,404
Haemonetics	55,218	[a]	6,310,865
HealthEquity	83,617	[a,b]	6,986,200
Hill-Rom Holdings	72,693		6,981,436
ICU Medical	21,321	[a]	4,359,718
Integra LifeSciences Holdings	76,918	[a]	5,079,665
LHC Group	34,366	[a]	6,846,395
LivaNova	53,012	[a]	3,334,455
Masimo	55,203	[a]	14,127,552

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 6.7% (continued)
Molina Healthcare	64,628	[a]	13,805,187
Neogen	57,970	[a]	4,688,034
NuVasive	56,677	[a]	3,045,822
Patterson Companies	95,312	[b]	3,019,484
Penumbra	36,992	[a,b]	9,658,241
Quidel	41,685	[a,b]	10,461,684
STAAR Surgical	49,407	[a]	5,068,170
Tenet Healthcare	115,964	[a]	5,481,618
			153,028,269
Household & Personal Products - .4%
Coty, Cl. A	312,041	[a,b]	1,987,701
Edgewell Personal Care	60,531	[b]	2,021,735
Energizer Holdings	64,306	[b]	2,819,175
Nu Skin Enterprises, Cl. A	55,638		3,219,771
			10,048,382
Insurance - 4.1%
Alleghany	15,582	[a]	8,832,657
American Financial Group	76,532		7,204,722
Brighthouse Financial	99,011	[a]	3,501,029
Brown & Brown	258,442		11,136,266
CNO Financial Group	151,626		3,215,987
First American Financial	121,423		6,349,209
Genworth Financial, Cl. A	557,540	[a]	1,583,414
Kemper	67,769		4,767,549
Kinsale Captial Group	23,287		4,367,710
Mercury General	28,643		1,518,365
Old Republic International	307,364		5,563,288
Primerica	42,733		5,953,134
Reinsurance Group of America	73,946		7,768,027
RenaissanceRe Holdings	55,303		8,319,783
RLI	43,310		4,191,542
Selective Insurance Group	65,365		4,247,418
The Hanover Insurance Group	41,042		4,615,994
			93,136,094
Materials - 5.6%
AptarGroup	70,477		9,371,327
Ashland Global Holdings	60,065		4,804,599
Avient	99,896		3,839,003
Cabot	62,484		2,743,672
Commercial Metals	131,706		2,593,291
Compass Minerals International	36,911		2,150,435
Domtar	60,667	[a]	1,818,190
Eagle Materials	45,720	[a]	5,030,572
Greif, Cl. A	29,304		1,323,369

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 5.6% (continued)
Ingevity	45,653	[a]	2,998,946
Louisiana-Pacific	119,470		4,541,055
Minerals Technologies	37,457		2,308,475
NewMarket	8,089		3,172,425
O-I Glass	174,900	[a]	2,210,736
Olin	155,133		3,709,230
Reliance Steel & Aluminum	69,394		8,055,256
Royal Gold	71,386		7,629,736
RPM International	142,435		11,746,614
Sensient Technologies	46,853		3,304,542
Silgan Holdings	86,786		3,161,614
Sonoco Products	109,204		6,324,004
Steel Dynamics	217,478		7,452,971
The Chemours Company	179,785	[b]	4,735,537
The Scotts Miracle-Gro Company	44,585		9,871,565
United States Steel	240,834	[b]	4,277,212
Valvoline	204,118		4,845,761
Worthington Industries	39,954		2,091,192
			126,111,329
Media & Entertainment - 1.6%
Cable One	5,944		11,888,000
Cinemark Holdings	118,258	[a,b]	2,393,542
John Wiley & Sons, Cl. A	47,344	[b]	2,159,360
TEGNA	239,279		3,835,642
The New York Times Company, Cl. A	157,586		7,814,690
TripAdvisor	106,201	[a]	3,289,045
World Wrestling Entertainment, Cl. A	51,486		2,900,206
Yelp	75,519	[a]	2,461,164
			36,741,649
Pharmaceuticals Biotechnology & Life Sciences - 4.8%
Arrowhead Pharmaceuticals	111,866	[a,b]	8,632,699
Bio-Techne	42,075		13,670,588
Charles River Laboratories International	54,213	[a]	14,043,878
Emergent BioSolutions	49,261	[a,b]	5,263,538
Exelixis	337,594	[a]	7,497,963
Halozyme Therapeutics	138,211	[a,b]	6,577,461
Jazz Pharmaceuticals	61,047	[a]	9,492,809
Ligand Pharmaceuticals	17,434	[a,b]	3,231,392
Medpace Holdings	30,085	[a]	3,994,987
Nektar Therapeutics	194,499	[a,b]	3,831,630
PRA Health Sciences	69,837	[a]	8,606,712
Repligen	55,169	[a]	11,033,800
Syneos Health	82,554	[a]	6,137,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.8% (continued)
United Therapeutics	48,367	[a]	7,923,482
			109,938,829
Real Estate - 8.9%
American Campus Communities	149,658	[c]	6,159,923
Apartment Income REIT	162,895	[c]	6,315,439
Brixmor Property Group	322,275	[c]	5,456,116
Camden Property Trust	106,737	[c]	10,903,185
CoreSite Realty	46,504	[c]	6,251,998
Corporate Office Properties Trust	124,016	[c]	3,257,900
Cousins Properties	161,411	[c]	5,090,903
CyrusOne	131,128	[c]	9,565,788
Douglas Emmett	179,487	[c]	4,973,585
EastGroup Properties	43,274	[c]	5,848,048
EPR Properties	81,210	[a,b,c]	3,219,164
First Industrial Realty Trust	141,172	[c]	5,737,230
Healthcare Realty Trust	148,666	[b,c]	4,461,467
Highwoods Properties	113,524	[c]	4,256,015
Hudson Pacific Properties	166,127	[c]	3,894,017
JBG SMITH Properties	121,452	[c]	3,626,557
Jones Lang LaSalle	55,849	[a]	8,165,682
Kilroy Realty	114,061	[c]	6,459,274
Lamar Advertising, Cl. A	94,061	[c]	7,598,248
Life Storage	79,277	[c]	6,467,377
Medical Properties Trust	618,951	[c]	13,066,056
National Retail Properties	189,048	[b,c]	7,372,872
Omega Healthcare Investors	247,158	[b,c]	8,952,063
Park Hotels & Resorts	257,452	[a,c]	4,294,299
Pebblebrook Hotel Trust	144,520	[b,c]	2,656,278
Physicians Realty Trust	227,388	[c]	4,008,850
Potlatchdeltic	72,990	[c]	3,486,002
PS Business Parks	22,167	[c]	3,017,372
Rayonier	149,192	[c]	4,587,654
Rexford Industrial Realty	142,877	[c]	6,992,400
Sabra Health Care REIT	224,443	[c]	3,768,398
Service Properties Trust	181,424	[c]	1,924,909
Spirit Realty Capital	125,911	[b,c]	4,855,128
STORE Capital	257,240	[b,c]	7,979,585
The Macerich Company	121,147	[b,c]	1,902,008
Urban Edge Properties	120,263	[c]	1,658,427
Weingarten Realty Investors	133,025	[c]	2,994,393
			201,224,610
Retailing - 3.9%
American Eagle Outfitters	165,389	[b]	3,752,676

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Retailing - 3.9% (continued)
AutoNation	64,349	[a]	4,586,797
Dick's Sporting Goods	71,843	[b]	4,814,199
Five Below	61,237	[a,b]	10,761,178
Foot Locker	114,156		5,002,316
Grubhub	100,931	[a]	7,597,076
Kohl's	171,572	[a]	7,559,462
Lithia Motors, Cl. A	28,443		9,064,215
Murphy USA	28,987		3,610,911
Nordstrom	118,841	[a,b]	4,212,913
Ollie's Bargain Outlet Holdings	61,840	[a,b]	5,858,103
RH	16,991	[a,b]	8,076,842
Urban Outfitters	75,254	[a,b]	2,064,217
Williams-Sonoma	83,430	[b]	10,755,796
			87,716,701
Semiconductors & Semiconductor Equipment - 4.7%
Brooks Automation	81,208		6,152,318
Cirrus Logic	63,017	[a]	5,904,063
CMC Materials	31,799		4,684,311
Cree	120,229	[a,b]	12,152,747
First Solar	92,324	[a,b]	9,153,925
MKS Instruments	60,428		9,551,854
Monolithic Power Systems	46,214		16,419,372
Semtech	70,634	[a]	5,011,482
Silicon Laboratories	47,661	[a]	6,251,693
SolarEdge Technologies	55,830	[a,b]	16,097,464
Synaptics	37,437	[a,b]	3,714,499
Universal Display	46,985		10,845,078
			105,938,806
Software & Services - 6.6%
ACI Worldwide	127,652	[a]	4,900,560
Alliance Data Systems	52,081		3,523,280
Blackbaud	54,788	[a]	3,642,854
CACI International, Cl. A	27,603	[a]	6,658,396
CDK Global	132,364		6,604,964
Ceridian HCM Holding	141,744	[a]	13,169,435
Commvault Systems	51,727	[a]	3,247,421
Concentrix	45,043	[a]	4,815,998
Fair Isaac	31,718	[a]	14,276,589
InterDigital	33,898		2,176,591
J2 Global	46,825	[a,b]	4,806,118
KBR	155,769		4,525,089
Liveramp Holdings	72,542	[a]	5,492,155
Manhattan Associates	69,140	[a]	7,828,722
MAXIMUS	67,717		5,082,838

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Software & Services - 6.6% (continued)
Paylocity Holding	40,734	[a]	7,635,996
Perspecta	149,363		4,324,059
PTC	114,453	[a]	15,211,948
Qualys	36,658	[a,b]	5,076,033
Sabre	349,264	[a]	3,765,066
SailPoint Technologies Holdings	99,430	[a]	5,499,473
Science Applications International	63,317		6,080,332
Teradata	118,951	[a]	3,199,782
WEX	48,350	[a,b]	9,118,810
			150,662,509
Technology Hardware & Equipment - 4.3%
Arrow Electronics	82,230	[a]	8,028,115
Avnet	107,943		3,811,467
Belden	48,775		2,304,131
Ciena	168,020	[a]	8,970,588
Cognex	190,355		15,633,856
Coherent	26,724	[a]	5,367,248
II-VI	113,667	[a,b]	9,555,985
Jabil	146,355		6,054,706
Littelfuse	26,513		6,452,469
Lumentum Holdings	82,167	[a,b]	7,707,265
National Instruments	142,702		5,907,863
NCR	142,096	[a]	4,740,323
NETSCOUT Systems	79,882	[a,b]	2,335,350
SYNNEX	44,722		3,650,210
Viasat	69,856	[a,b]	3,041,530
Vishay Intertechnology	146,462	[b]	3,156,256
			96,717,362
Telecommunication Services - .1%
Telephone & Data Systems	109,501		2,053,144
Transportation - 1.7%
Avis Budget Group	56,737	[a]	2,345,508
JetBlue Airways	343,813	[a]	4,930,278
Kirby	66,403	[a]	3,370,616
Knight-Swift Transportation Holdings	136,596		5,463,840
Landstar System	41,731		5,817,301
Ryder System	58,839		3,682,733
Werner Enterprises	63,089		2,475,612
XPO Logistics	100,204	[a,b]	11,063,524
			39,149,412
Utilities - 3.3%
ALLETE	57,500	[b]	3,613,300
Black Hills	68,521		4,050,962
Essential Utilities	244,620		11,325,906

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Utilities - 3.3% (continued)
Hawaiian Electric Industries		119,211		3,941,116
IDACORP		55,628		4,911,952
MDU Resources Group		217,990		5,730,957
National Fuel Gas		99,335		3,999,227
New Jersey Resources		104,235	[b]	3,649,267
NorthWestern		55,080		3,000,208
OGE Energy		217,566		6,640,114
ONE Gas		57,980		4,240,077
PNM Resources		86,996		4,221,046
Southwest Gas Holdings		62,519		3,748,639
Spire		57,120		3,495,173
UGI		226,862		8,164,763
				74,732,707
Total Common Stocks (cost $1,357,727,195)				2,249,602,714
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.21%, 2/25/21 (cost $658,903)		659,000	[d,e]	658,985
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,346,919)	0.08	12,346,919	[f]	12,346,919

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,100,250)	0.04	9,100,250	[f]	9,100,250
Total Investments (cost $1,379,833,267)		100.0%		2,271,708,868
Cash and Receivables (Net)		.0%		494,482
Net Assets		100.0%		2,272,203,350

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $321,230,855 and the value of the collateral was $340,212,634, consisting of cash collateral of $9,100,250 and U.S. Government & Agency securities valued at $331,112,384.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,249,602,714	-	-	2,249,602,714
Investment Companies	21,447,169	-	-	21,447,169
U.S. Treasury Securities	-	658,985	-	658,985
Liabilities ($)
Other Financial Instruments:
Futures††	(540,807)	-	-	(540,807)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	99	3/19/2021	23,664,237	23,123,430	(540,807)
Gross Unrealized Depreciation				(540,807)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2021, accumulated net unrealized appreciation on investments was $891,875,601, consisting of $968,436,345 gross unrealized appreciation and $76,560,744 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.